Drilling units	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Drilling units
Drilling units

(In $ millions)	Cost	Accumulated depreciation	Net book value
Opening balance as at January 1, 2017 (Predecessor)	17,753	(3,477)	14,276
Additions	110	—	110
Depreciation	—	(779)	(779)
Disposals	(528)	137	(391)
Closing balance as at December 31, 2017 (Predecessor)	17,335	(4,119)	13,216
Additions	117	—	117
Depreciation	—	(388)	(388)
Impairment	(414)	—	(414)
Closing balance as at July 1, 2018 (Predecessor)	17,038	(4,507)	12,531
Fresh Start adjustments	(10,241)	4,507	(5,734)

Opening balance as at July 2, 2018 (Successor)	6,797	—	6,797
Additions	93	—	93
Depreciation	—	(231)	(231)
Closing balance as at December 31, 2018 (Successor)	6,890	(231)	6,659

On emergence from Chapter 11, the carrying value of our drilling units were adjusted to fair value, through a combination of income-based and market-based approaches, with accumulated depreciation being reset to nil. The total net fair value adjustment to our drilling units was $5,734 million, resulting in a loss recognized in the Consolidated Statement of Operations in "Reorganization items".

Impairment of long-lived assets

We review the carrying value of our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be appropriate. In our reported period ended July 1, 2018 (Predecessor), we observed contracted dayrates to be below forecasted levels assumed, which was deemed an indicator of potential impairment. On assessment of asset recoverability through an estimated undiscounted future net cash flow we calculated the value to be lower than the carrying value, resulting in an impairment expense of $414 million which was classified within "Loss on impairment of long-lived assets" on our Consolidated Statement of Operations for the period from January 1, 2018 through July 1, 2018 (Predecessor).

We derived the fair value of the rigs using an income approach based on updated projections of future dayrates, contract probabilities, economic utilization, capital and operating expenditures, applicable tax rates and asset lives. The cash flows were estimated over the remaining useful economic lives of the assets and discounted using an estimated market participant weighted average cost of capital of 11.4%. To estimate these fair values, we were required to use various unobservable inputs including assumptions related to the future performance of our rigs as explained above. We based all estimates on information available at the time of performing the impairment test.